Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount, in Total and by Major Class of Intangible Assets (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Branch network USD ($)	Mar. 31, 2011 Branch network INR	Mar. 31, 2010 Branch network INR	Mar. 31, 2011 Customer lists INR	Mar. 31, 2010 Customer lists INR	Mar. 31, 2011 Core deposit USD ($)	Mar. 31, 2011 Core deposit INR	Mar. 31, 2010 Core deposit INR	Mar. 31, 2011 Favorable leases USD ($)	Mar. 31, 2011 Favorable leases INR	Mar. 31, 2010 Favorable leases INR
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		16,002.0	16,002.0		8,335.0	8,335.0	2,710.0	2,710.0		4,414.0	4,414.0		543.0	543.0
Accumulated amortization		9,599.1	7,040.5		3,967.4	2,578.9	2,710.0	2,517.0		2,520.7	1,638.6		401.0	306.0
Net carrying Amount	$ 143.8	6,402.9	8,961.5	$ 98.1	4,367.6	5,756.1		193.0	$ 42.5	1,893.3	2,775.4	$ 3.2	142.0	237.0